Financial Instruments and Risk Management - Summary of Carrying Amount and Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	$ 56,761	$ 53,109
Financial assets, Fair value	56,761	53,109
Financial liabilities, Carrying amount	5,319,480	5,377,713
Financial liabilities, Fair value	5,378,961	5,473,577
Other Non-current Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	45,326	41,987
Financial assets, Fair value	45,326	41,987
Accounts and Other Receivables and Prepaid Expenses and Other Current Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	11,435	11,122
Financial assets, Fair value	11,435	11,122
Total Current
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	11,435	11,122
Financial assets, Fair value	11,435	11,122
Total Non-current
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	45,326	41,987
Financial assets, Fair value	45,326	41,987
Forward Foreign Currency Contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	4,881	39,797
Financial liabilities, Fair value	4,881	39,797
Bank Loans and Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,018,686	2,043,773
Financial liabilities, Fair value	2,025,040	2,084,552
Secured Notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,017,978	1,017,501
Financial liabilities, Fair value	1,004,165	1,001,756
Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,275,886	2,274,651
Financial liabilities, Fair value	2,342,826	2,345,481
Other Non-current Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,049	1,991
Financial liabilities, Fair value	2,049	1,991
Total current
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	471,878	494,568
Financial liabilities, Fair value	472,753	499,237
Total Non-current
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	4,847,602	4,883,145
Financial liabilities, Fair value	$ 4,906,208	$ 4,974,340